Employee Defined Contribution Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Defined Contribution Plan
Total employee defined contribution	$ 140,149	$ 1,317,484	$ 237,531